UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09419
                                  ----------------------------------------------

                         PAX WORLD HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    222 STATE STREET, PORTSMOUTH, NH                              03801-3853
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   ATTN.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729

Date of fiscal year end:   December 31
                        --------------------------------------------------------

Date of reporting period:  March 31, 2005
                         -------------------------------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

                                                                       Schedule of Investments
                                                                                March 31, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                         PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------
             CORPORATE BONDS: 84.6%

CONSUMER DISCRETIONARY: 25.0%
         AMC Entertainment, Inc., 144A, 7.044%,
           due August 15, 2010 (b)                            $    500,000        $    525,000
         Ames True Temper, Inc., 144A, 6.640%,
           due January 15, 2012 (b)                                500,000             472,500
         Bear Creek Corp., 144A, 7.873%,
           due March 1, 2012 (b)                                   500,000             505,000
         Bear Creek Corp., 144A, 9.000%
           due March 1, 2013 (b)                                   250,000             248,750
         Blockbuster, Inc., 144A, 9.000%,
           due September 1, 2012 (b)                               750,000             731,250
         CSK Auto Corp., 7.000%,
           due January 15, 2014                                    500,000             474,375
         Dura Operating Corp., 9.000%,
           due May 1, 2009                                         500,000             397,500
         EMI Group PLC, 9.750%,
           due May 20, 2008 (f) (GB)                               500,000           1,022,103
         Equinox Holdings, Inc., 9.000%,
           due December 15, 2009                                   490,000             516,950
         Escada AG, 7.750%,
           due March 30, 2012 (e) (GM)                             500,000             647,986
         Friendly Ice Cream Corp., 8.375%,
             due June 15, 2012                                     600,000             573,000
         Gregg Appliances, Inc., 9.000%,
           due February 1, 2013                                    750,000             716,250
         Interactive Health LLC, 144A, 7.250%,
           due April 1, 2011 (b)                                 1,250,000           1,143,750
         IT Holding Finance SA, 9.875%,
           due November 15, 2012 (e) (LU)                          500,000             645,133
         Leslies Poolmart, Inc., 144A, 7.750%,
           due February 1, 2013 (b)                                500,000             507,500
         Pep Boys-Manny, Moe and Jack, 7.500%,
           due December 15, 2014                                   500,000             482,500
         Riddell Bell Holdings, Inc., 144A, 8.375%,
           due October 1, 2012 (b)                                 750,000             772,500
         Technical Olympic USA, Inc., 144A, 7.5000%,
           due January 15, 2015 (b)                                750,000             697,500
         Uno Restaurant, 144A, 10.000%,
           due February 15, 2011 (b)                               750,000             753,750
         VICORP Restaurants, Inc., 10.500%,
           due April 15, 2011                                      750,000             768,750
         WH Holdings Ltd., 9.500%,
           due April 1, 2011                                       450,000             488,250
                                                                                  ------------

                                                                                    13,090,297
                                                                                  ------------

                                                            Schedule of Investments, continued
                                                                                March 31, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                         PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------

         CORPORATE BONDS, continued

CONSUMER STAPLES: 13.8%
         Brake Brothers Finance PLC, 144A, 12.000%,
           due December 15, 2011 (b) (f) (GB)                 $    400,000        $    876,264
         Burns Philip Capital Property Ltd, 9.750%,
           due July 15, 2012                                       725,000             793,875
         Chaoda Modern Agriculture Holding, 144A, 7 750%
           due February 8, 2010 (b)                                500,000             458,750
         Chiquita Brands International, Inc., 7.500%,
           due November 1, 2014                                    750,000             750,000
         DelMonte Corp., 144A, 6.750%,
           due February 15, 2015 (b)                               250,000             245,000
         Fage Dairy Industry SA, 144A, 7.500%,
           due January 15, 2015 (b) (e) (GR)                       500,000             651,617
         Jafra Cosmetics International, Inc., 10.750%,
           due May 15, 2011                                        489,000             564,795
         Pinnacle Foods Holding Corp., 8.250%,
           due December 1, 2013                                    795,000             683,700
         Rite Aid Corp., 144A, 7.500%,
           due January 15, 2015 (b)                                500,000             482,500
         Stater Brothers Holding, Inc., 6.510%,
           due June 15, 2010                                       500,000             497,500
         The Jean Coutu Group (PJC), Inc., 8.500%,
           due August 1, 2014                                      750,000             732,188
         United Biscuits Finance PLC., 10.750%,
           due April 15, 2011 (f) (GB)                             500,000             953,787
                                                                                  ------------

                                                                                     7,689,974
                                                                                  ------------
ENERGY: 3.8%
         Compagnie Generale De Geophysique, 10.625%,
           due November 15, 2007                                   333,000             352,148
         FPL Energy Wind FDG LLC., 144A, 6.125%,
           due March 25, 2019 (b)                                  500,000             497,333
         GulfMark Offshore, Inc., 144A, 7.750%,
           due July 15, 2014 (b)                                   500,000             517,500
         Pogo Producing Co., 144A, 6.625%,
           due March 15, 2015 (b)                                  500,000             502,500
         Titan Petrochemicals Group Ltd., 144A, 8.500%,
           due March 18, 2012 (b)                                  250,000             235,000
                                                                                  ------------

                                                                                     2,104,480
                                                                                  ------------

                                                            Schedule of Investments, continued
                                                                                March 31, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                         PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------

         CORPORATE BONDS, continued

FINANCIALS: 4.5%
         Forest City Enterprises, Inc., 6.500%,
           due February 1, 2017                               $    500,000        $    507,500
         LaBranche & Co., Inc., 11.000%,
           due May 15, 2012                                        500,000             532,500
         Refco Finance Holdings LLC, 144A, 9.000%,
           due August 1, 2012 (b)                                  718,000             764,670
         Thornburg Mortgage, Inc., 8.000%,
           due May 15, 2013                                        675,000             705,375
                                                                                  ------------

                                                                                     2,510,045
                                                                                  ------------

HEALTH CARE: 9.7%
         Bio-Rad Laboratories, Inc., 144A, 6.125%
           due December 15, 2014 (b)                               250,000             246,250
         Medex, Inc., 8.875%,
           due May 15, 2013                                        500,000             567,500
         National Mentor, Inc., 144A, 9.625%
           due December 1, 2012 (b)                                750,000             785,625
         National Nephrology Association, Inc., 144A, 9.000%,
           due November 1, 2011 (b)                                500,000             556,875
         Select Medical Corp., 144A, 7.625%,
           due February 1, 2015 (b)                                250,000             251,250
         Sola International, Inc., 6.875%,
           due March 15, 2008                                      800,000             864,248
         Universal Hospital Services, Inc., 10.125%,
           due November 1, 2011                                    975,000           1,004,250
         US Oncology, Inc., 144A, 10.750%,
           due August 15, 2014 (b)                               1,000,000           1,105,000
                                                                                  ------------

                                                                                     5,380,998
                                                                                  ------------

INDUSTRIALS: 6.8%
         Buhrmann U.S. Inc., 8.250%,
           due July 1, 2014                                        750,000             776,250
         Da-Lite Screen Co., Inc. 9.500%,
           due May 15, 2011                                        500,000             545,000
         Knowledge Learning Corp., 144A, 7.750%,
           due February 1, 2015 (b)                                500,000             485,000
         Ply Gem Industries, Inc., 9.000%,
           due February 15, 2012                                   825,000             783,750
         Progress Rail Services Corp., 144A, 7.750%,
           due April 1, 2012 (b)                                   500,000             502,500
         Ultrapetrol Bahamas Ltd., 144A, 9.000%
           due November 24, 2014 (b)                               750,000             701,250
                                                                                  ------------

                                                                                     3,793,750
                                                                                  ------------

INFORMATION TECHNOLOGY: 4.9%
         Activant Solutions, Inc., 10.500%,
           due June 15, 2011                                       750,000             802,500
         Advanced Micro Devices, Inc., 144A, 7.750%
           due November 1, 2012 (b)                                750,000             740,625
         Freescale Semiconductor, Inc., 5.410%,
           due July 15, 2009                                       500,000             515,625
         IKON Office Solutions, Inc., 6.750%,
           due December 1, 2025                                    750,000             646,039
                                                                                  ------------

                                                                                     2,704,789
                                                                                  ------------

                                                            Schedule of Investments, continued
                                                                                March 31, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                         PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------
         CORPORATE BONDS, continued

MATERIALS: 9.0%
         Blue Ridge Paper Products, Inc., 9.500%,
           due December 15, 2008                              $    500,000        $    502,500
         Cellu Tissue Holdings, Inc., 9.750%,
           due March 15, 2010                                      900,000             931,500
         CSN Islands IX Corp., 144A, 10.000%,
           due January 15, 2015 (b)                                750,000             776,250
         Fraser Papers, Inc., 144A, 8.750%,
           due March 15, 2015 (b)                                  500,000             472,500
         IMCO Recycling Escrow, Inc., 144A, 9.000%
           due November 15, 2014 (b)                               750,000             791,250
         Intertape Polymer US, Inc., 8.500%,
           due August 1, 2014                                      750,000             741,064
         Russell Stanley Holdings, Inc., 144A, 9.000%,
           due November 30, 2008 (b)                                35,729                 357
         WII Components, Inc., 10.000%,
           due February 15, 2012                                   750,000             772,500
                                                                                  ------------

                                                                                     4,987,921
                                                                                  ------------

TELECOMMUNICATION SERVICES: 6.8%
         Axtel SA, 11.000%,
           due December 15, 2013                                   750,000             796,875
         Axtel SA, 144A, 11.000%,
           due December 15, 2013 (b)                               250,000             265,625
         City Telecommunication HK Ltd., 144A, 8.750%,
           due February 1, 2015 (b)                                500,000             490,000
         Millicom International Cellular SA, 144A, 10.000%,
           due December 1, 2013 (b)                              1,000,000           1,025,000
         Newskies Satellites BV, 144A, 7.437%,
           due November 1, 2011 (b)                                715,000             732,875
         Tele Norte Leste Participoes, 8.000%,
           due December 18, 2013                                   750,000             750,000
                                                                                  ------------

                                                                                     4,060,375
                                                                                  ------------
UTILITIES: 2.0%
         Ormat Funding Corp., 8.250%,
            due December 30, 2020                                  827,766             836,044
                                                                                  ------------


TOTAL CORPORATE BONDS
         (Cost $47,141,458)                                                         47,158,673
                                                                                  ------------

                                                                    NUMBER
                                                                 OF SHARES
         STOCKS: 2.8%

         COMMON STOCKS: 0.0%

MATERIALS: 0.00%

         Russell Stanley Holdings, Inc., 144A (a)(b)(c)

         (Cost $0)                                                   4,000                   0

         PREFERRED STOCKS:  3.0%

FINANCIALS: 2.8%
         Health Care REIT, Inc.
           Preferred Convertible Series F                           40,000           1,000,000
         Nationwide Health Properties, Inc.
           Preferred Convertible Series B                            5,000             555,910
                                                                                  ------------

TOTAL STOCKS

         (Cost $1,492,800)                                                           1,555,910
                                                                                  ------------

         WARRANTS:  0.1%

CONSUMER DISCRETIONARY: 0.1%
         Barneys, Inc., 144A, Warrants,
         Expire February 1, 2008 (a)(b)                                500              32,650

TOTAL WARRANTS
         (Cost $0)                                                                      32,650
                                                                                  ------------

                                                            Schedule of Investments, continued
                                                                                March 31, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                         PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------------
         CERTIFICATES OF DEPOSIT: 0.7%

         Self Help Credit Union, 3.030%,
           due December 31, 2005                              $    100,000        $    100,000
         ShoreBank & Trust Co., 2.090%,
           due November 6, 2005                                    100,000             100,000
         ShoreBank Cleveland, 2.970%,
           due June 28, 2006                                       100,000              99,992
         ShoreBank Chicago, 2.970%,
           due June 29, 2006                                       100,000              99,984
                                                                                  ------------

TOTAL CERTIFICATES OF DEPOSIT                                                          399,976
         (Cost $399,976)                                                          ------------

                                                                    NUMBER
         MONEY MARKET SHARES: 7.8%                               OF SHARES

         Pax World Money Market Fund - note B (d)                4,350,743           4,350,743
         (Cost $4,350,743)                                                        ------------

TOTAL INVESTMENTS: 96.0%                                                            53,497,952
         (Cost $53,384,977)

         Other assets and liabilities (Net): 4.0%                                    2,227,899
                                                                                  ------------

Net Assets: 100.0%                                                                $ 55,725,850
                                                                                  ------------

(a)  Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c) Security is being fair valued by a valuation committee under the direction of the Board of Directors

(d) Affiliate - security is managed by Pax World Management, Corp., the Fund's Adviser

(e)  Principal amount is Euro currency; value is in U.S. dollars

(f)  Principal amount is Pound Sterling currency; value is in U.S. dollars

GB Great Britain
GM Germany (traded in Euro currency)
GR Greece (traded in Euro currency)
LU Luxembourg (traded in Euro currency)

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2005 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2005 was $53,384,977, $1,112,620, $(999,645) and $112,975, respectively.

INVESTMENT INFORMATION

The term "affiliate" includes other investment companies that are managed by a fund's adviser. At March 31, 2005, the Fund held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                                   DIVIDENDS FROM NON CONTROLLED AFFILIATE
VALUE AT 12/31/04     PURCHASED COST      SOLD COST        VALUE AT 3/31/05        FOR THE THREE MONTHS ENDED 3/31/05
-----------------     --------------      ---------        ----------------        ---------------------------------------
$2,119,381            $10,811,362         $8,580,000       $4,350,743              $12,066

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and
            principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Pax World High Yield Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ Janet L. Spates
                         -------------------------------------------------------
                                 Janet L. Spates, Assistant Treasurer

Date     May 27, 2005
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.

                                       3